ACQUISITION (Details)	1 Months Ended
	Apr. 21, 2016 USD ($)
Consideration Paid:
Fair value of 23,650,000 common shares	$ 23,177,000	[1]
Fair value of vested stock options	2,582,890	[2]
Total Consideration Paid	25,759,890
Allocation of purchase price:
Cash and cash equivalents	266,635
Accounts receivable	6,490
Inventories	188,879
Prepaid expenses and other current assets	16,839
Equipment	59,749
Liabilities assumed:
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory notes payable	(217,808)
Bionik advance	(1,436,164)
Net assets acquired	(2,129,089)
Intangible assets and goodwill	27,888,979
Total Allocation of purchase price	$ 25,759,890

[1]	The fair value of common shares is based on $0.98 the closing market price of the Company’s common stock on April 21, 2016.
[2]	The fair value of the vested stock options was determined using the Black Scholes option pricing model with the following key assumptions: a risk free rate of 1.59%, dividend and forfeiture rates of 0% and expected volatility of 114% which is consistent with the Company’s assumptions (Note 10).